Supplemental Oil and Natural Gas Disclosures (Unaudited) - Schedule of Reflects Changes in Proved Reserves During the Periods Indicated (Details)	12 Months Ended
	Dec. 31, 2024 Mcfe mJ bbl	Dec. 31, 2023 Mcfe mJ bbl	Dec. 31, 2022 Mcfe mJ bbl	Jan. 01, 2025 mJ	Jan. 01, 2024 mJ	Jan. 01, 2023 mJ	Jan. 01, 2022 mJ	Dec. 31, 2021 Mcfe mJ
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES
Proved reserves | Mcfe	85,498,070	82,290,980	89,455,760					16,639,110
Proved reserves (in Thousands of Cubic Feet of Gas Equivalent) | Mcfe	82,290,980	89,455,760	16,639,110
Proved developed reserves at:
Oil and Gas, Proved Developed Reserve, Quantity, Volume | Mcfe	29,875,650	29,505,360	30,277,750					16,639,110
Oil and Gas, Proved Developed Reserve, Quantity, Energy (in Thousands of Cubic Feet of Gas Equivalent) | Mcfe	29,875,650	29,505,360	30,277,750					16,639,110
Proved undeveloped reserves at:
Oil and Gas, Proved Undeveloped Reserve, Quantity, Volume	55,622,420	52,785,620	59,178,010
Oil and Gas, Proved Undeveloped Reserve, Quantity, Energy	55,622,420	52,785,620	59,178,010
Discoveries and extensions (in Thousands of Cubic Feet of Gas Equivalent) | Mcfe		4,803,960	64,096,540
Purchase of reserves in place		834,010
Sale of reserves in place (in Thousands of Cubic Feet of Gas Equivalent) | Mcfe	(302,000)	(4,124,430)
Revisions of previous estimates (in Thousands of Cubic Feet of Gas Equivalent) | Mcfe	4,441,299	(7,822,014)	9,859,690
Production (in Thousands of Cubic Feet of Gas Equivalent) | Mcfe	(932,209)	(856,306)	(1,139,580)
Oil
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES
Proved reserves				41,180	163,010	94,390
Proved developed reserves at:
Oil and Gas, Proved Developed Reserve, Quantity, Volume	41,180	163,010	94,390
Oil and Gas, Proved Developed Reserve, Quantity, Energy (in Thousands of Cubic Feet of Gas Equivalent)	41,180	163,010	94,390
Proved undeveloped reserves at:
Oil and Gas, Proved Undeveloped Reserve, Quantity, Volume
Oil and Gas, Proved Undeveloped Reserve, Quantity, Energy
Discoveries and extensions (in Barrels (of Oil)) | bbl		10,590	94,390
Purchase of reserves in place		21,230
Sale of reserves in place (in Barrels (of Oil)) | bbl	(49,000)	(12,840)
Revisions of previous estimates (in Barrels (of Oil)) | bbl	(72,505)	51,716	1,421
Production (in Barrels (of Oil)) | bbl	(325)	(2,076)	(1,421)
NGL
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES
Proved reserves				4,146,910	3,871,850	4,232,200
Proved developed reserves at:
Oil and Gas, Proved Developed Reserve, Quantity, Volume
Oil and Gas, Proved Developed Reserve, Quantity, Energy (in Thousands of Cubic Feet of Gas Equivalent)
Proved undeveloped reserves at:
Oil and Gas, Proved Undeveloped Reserve, Quantity, Volume	4,146,910	3,871,850	4,232,200
Oil and Gas, Proved Undeveloped Reserve, Quantity, Energy	4,146,910	3,871,850	4,232,200
Discoveries and extensions (in Barrels (of Oil)) | bbl		232,500	4,232,200
Purchase of reserves in place		11,340
Sale of reserves in place (in Barrels (of Oil)) | bbl
Revisions of previous estimates (in Barrels (of Oil)) | bbl	279,439	(601,905)	3,148
Production (in Barrels (of Oil)) | bbl	(4,379)	(2,285)	(3,148)
Natural gas
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES
Proved reserves | Mcfe	60,369,530	58,081,820	63,496,220					16,639,110
Proved reserves (in Thousands of Cubic Feet of Gas Equivalent) | Mcfe	58,081,820	63,496,220	16,639,110
Proved developed reserves at:
Oil and Gas, Proved Developed Reserve, Quantity, Volume | Mcfe	29,628,600	28,527,300	29,711,410					16,639,110
Oil and Gas, Proved Developed Reserve, Quantity, Energy (in Thousands of Cubic Feet of Gas Equivalent) | Mcfe	29,628,600	28,527,300	29,711,410					16,639,110
Proved undeveloped reserves at:
Oil and Gas, Proved Undeveloped Reserve, Quantity, Volume	30,740,930	29,554,520	33,784,810
Oil and Gas, Proved Undeveloped Reserve, Quantity, Energy	30,740,930	29,554,520	33,784,810
Discoveries and extensions (in Thousands of Cubic Feet of Gas Equivalent) | Mcfe		3,345,420	38,137,000
Purchase of reserves in place		638,590
Sale of reserves in place (in Thousands of Cubic Feet of Gas Equivalent) | Mcfe	(5,000)	(4,047,390)
Revisions of previous estimates (in Thousands of Cubic Feet of Gas Equivalent) | Mcfe	3,196,695	(4,520,875)	9,832,279
Production (in Thousands of Cubic Feet of Gas Equivalent) | Mcfe	(903,985)	(830,145)	(1,112,169)